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                                                                   HARTFORD LIFE



June 6, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account VL II ("Registrant")
         Stag Variable Life Last Survivor II
         File No. 333-88261

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on May 30, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149 or Marianne O'Doherty at (860) 843-6733.

Yours sincerely,

/s/ Marta A. Czekajewski

Marta A. Czekajewski